Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, underlying warrants
Amount Registered | shares	22,494,434
Proposed Maximum Offering Price per Unit | $ / shares	0.2565
Maximum Aggregate Offering Price	$ 5,769,823
Fee Rate	0.01381%
Amount of Registration Fee	$ 797
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement on Form S-1 shall be deemed to cover any additional shares of common stock, par value $0.00001 per share, or the Common Stock, of FibroBiologics, Inc. that may be issued as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low sales price of Common Stock as reported on the Nasdaq Capital Market on December 19, 2025.